BBH Select Series - Large Cap Fund

Portfolio of Investments

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (97.6%)

	Communication Services (6.0%)
156,176	Alphabet, Inc. (Class C)	$30,120,103
	Total Communication Services	30,120,103

	Consumer Discretionary (11.3%)
106,582	Amazon.com, Inc.[1]	24,951,912
3,351	Booking Holdings, Inc.	18,444,105
16,853	McDonald’s Corp.	5,057,080
117,435	NIKE, Inc. (Class B)	8,771,220
	Total Consumer Discretionary	57,224,317

	Consumer Staples (4.5%)
34,000	Coca-Cola Co.	2,308,260
9,805	Costco Wholesale Corp.	9,213,170
33,902	Procter & Gamble Co.	5,101,234
62,439	Walmart, Inc.	6,117,773
	Total Consumer Staples	22,740,437

	Financials (19.7%)
58,833	Arthur J Gallagher & Co.	16,899,779
33	Berkshire Hathaway, Inc. (Class A)[1]	23,755,050
52,263	Mastercard, Inc. (Class A)	29,605,422
54,891	Progressive Corp.	13,285,818
28,982	S&P Global, Inc.	15,971,980
	Total Financials	99,518,049

	Health Care (11.1%)
98,993	Abbott Laboratories	12,491,927
124,914	Alcon AG (Switzerland)	10,936,221
9,599	Eli Lilly & Co.	7,103,932
28,960	Novo Nordisk A/S ADR (Denmark)	1,363,147
26,669	Thermo Fisher Scientific, Inc.	12,472,558
81,909	Zoetis, Inc. (Class A)	11,941,513
	Total Health Care	56,309,298

	Industrials (7.9%)
39,545	Automatic Data Processing, Inc.	12,239,177
92,390	Otis Worldwide Corp.	7,916,899
85,304	Waste Management, Inc.	19,548,265
	Total Industrials	39,704,341

	Information Technology (33.5%)
41,496	Adobe, Inc.[1]	14,842,704
12,682	Analog Devices, Inc.	2,848,758
71,369	Apple, Inc.	14,814,063
64,642	Applied Materials, Inc.	11,639,439

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (continued)
	Information Technology (continued)
28,483	Cadence Design Systems, Inc.[1]	$10,384,047
33,782	KLA Corp.	29,695,391
73,368	Microsoft Corp.	39,141,828
44,402	NVIDIA Corp.	7,897,784
119,414	Oracle Corp.	30,303,691
42,901	Texas Instruments, Inc.	7,767,655
	Total Information Technology	169,335,360

	Materials (3.6%)
40,041	Linde, Plc. (Ireland)	18,429,271
	Total Materials	18,429,271

	Total Common Stock
	(Cost $290,786,010)	493,381,176

Total Investments (Cost $290,786,010)[2]	97.6%	$493,381,176
Cash and Other Assets in Excess of Liabilities	2.4%	12,024,627
Net Assets	100.0%	$505,405,803

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $290,786,010, the aggregate gross unrealized appreciation is $207,701,140 and the aggregate gross unrealized depreciation is $5,105,974, resulting in net unrealized appreciation of $202,595,166.

Abbreviation:

ADR − American Depositary Receipt.

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

BBH Select Series - Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2025
Common Stock:
Communication Services	$30,120,103	$–	$–	$30,120,103
Consumer Discretionary	57,224,317	–	–	57,224,317
Consumer Staples	22,740,437	–	–	22,740,437
Financials	99,518,049	–	–	99,518,049
Health Care	56,309,298	–	–	56,309,298
Industrials	39,704,341	–	–	39,704,341
Information Technology	169,335,360	–	–	169,335,360
Materials	18,429,271	–	–	18,429,271
Total Investments, at value	$493,381,176	$–	$–	$493,381,176

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.